Balance Sheet Components	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

NOTE 6—BALANCE SHEET COMPONENTS

Accrued liabilities comprise the following (in thousands):

	December 31,
	2016	2015
Payroll and employee related expenses	$416	$593
Accrued severance benefits	—	2,280
Professional services	425	163
Other accrued expenses	47	233

Total accrued liabilities	$888	$3,269

In December 2015, the Company adopted a plan to reduce its operating expenses, following its decision to discontinue joint development of evofosfamide under its former collaboration with Merck KGaA. The plan included a reduction of approximately 40 full-time employees in both research and development and general and administrative areas of the Company. As a result of the staffing reduction, the Company incurred severance benefits of approximately $2.5 million during the quarter ended December 31, 2015, which included approximately $0.2 million of non-cash stock compensation expense related to the extension of post-termination exercise period for the outstanding vested stock options for the affected employees. The payout of the accrued severance benefits at December 31, 2015 was completed in the first quarter of 2016.

In September 2016, the Company adopted a plan to further reduce its operating expenses, following its decision to discontinue development of tarloxotinib. The plan included a reduction of approximately 5 full-time employees in research and development and general administrative areas of the Company. As a result of the staffing reduction, the Company incurred expenses related to severance benefits of approximately $0.7 million during the quarter ended September 30, 2016, which included $0.2 million of noncash stock compensation expense related to the extension of post-termination exercise period for the outstanding vested stock options for the affected employees. The payout of the accrued expenses related to severance benefits at September 30, 2016 was completed in October 2016.